Events After the Reporting Date	12 Months Ended
Dec. 31, 2019
Text block [abstract]
Events After the Reporting Date
36.	EVENTS AFTER THE REPORTING DATE
Final dividend
On 12 February 2020, Gold Fields declared a final dividend of 100 SA cents per share.
Placing of ordinary shares
On 12 February 2020 Gold Fields successfully completed the placing of
41,431,635
new ordinary, no par value shares with existing and new institutional investors at a price of ZAR
90.20
per share. Gross proceeds of approximately R
3.7
 billion
(US$249.0 million) were raised through the placing. The net proceeds from the placing will be used to continue pre-development
 work and commence construction of the Salares Norte project.
Salares Norte
As reported at the end of 2019, the Environmental Impact Assessment for the project was approved on 18 December 2019, earlier than estimated in the project schedule. As a result, the updated feasibility study was presented to the Board in February 202 and the final notice to proceed was provided by the Board.
The updated capital expenditure estimate is US$860 million (in 2020 terms). The capital expenditure is scheduled over a
33-month
 period commencing in April 2020.
Sale of investment in Cardinal Resources Limited
On 16 March 2020, Gold Fields sold its shareholding of 81,038,233 shares in Cardinal Resources Limited for a total cash consideration of A$37.1 million to Nord Gold SE.
Hedging
Foreign currency hedging
Subsequent to year-end, Salares Norte entered into Chilean Peso/US Dollar average rate forwards for a notional US$544.5 million for the period July 2020 to December 2022 at an average strike price of CLP836.45.
Gold commodity hedging
Subsequent to year-end, Australia entered into Asian puts for the period January 2021 to December 2021 for a notional 100,000.00 ounces of gold with a strike price of A$2,200 per ounce. Furthermore, Asian puts for the period January 2021 to December 2021 for a notional 200,000.00 ounces of gold with a strike price of A$2,100 per ounce were entered into.
Loan advanced to mining contractor
In February 2020, the Gold Fields Board approved an advance payment, recoverable over 36 months, of approximately US$68 million to one of the mining contractors at its operations in Ghana for the purchase of mining equipment. Of this amount approved, US$62 million was paid on 23 March 2020.
Covid-19
Subsequent to year-end – and at the time of finalising the financial statements – the Covid-19 (coronavirus) pandemic required Gold Fields to support government protocols and directives in countries in which we have a presence to contain the spread of the virus. Our operations introduced a wide range of measures to reduce the risk of potential infections of people at our operations and limit disruption at our mines. We are in full support of the governments’ measures and our further actions going forward will be determined by the nature and extent of incidences of infections at our mines and in the countries in which we operate. In line with the directive by the South African government on 23 March 2020, South Deep has been placed on care-and-maintenance during the resultant 21-day lockdown in South Africa. Prior to that directive being announced, we had implemented other measures to manage the risk to its people and business, including international business travel restrictions, self-quarantine for people displaying flu-like symptoms and comprehensive hygiene awareness campaigns.
There is of course the possibility of further lockdowns and restrictions in the countries in which we have a presence and contingency plans are being formulated to deal with these potential eventualities. As at the date hereof, the Group has approximately US$600m in cash and in excess of US$1.5bn of committed, undrawn debt facilities. As a result, management believes that the Group has sufficient liquidity to withstand an interruption to our operations, but that notwithstanding, we will continue to work towards minimising the impact of Covid-19 on our mines.
We have evaluated the potential effects of these conditions assuming a three month closure period across the Group (period used is based on periods of total lockdown experienced in China and South Korea) of operations. Gold Fields is of the view that it will be a going concern for the foreseeable future. However, this estimate is inherently uncertain as it is based on the expectations of future events, including the length of the closure period, which are currently unknown.